Taxation	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
TAXATION

12. TAXATION

Enterprise income tax

Under the current laws of the Cayman Islands, the Company and certain subsidiaries incorporated in the Cayman Islands are not subject to tax on income or capital gains.

The Group’s PRC entities are subject to the statutory income tax rate of 25%, in accordance with the Enterprise Income Tax law (the “EIT Law”), which was effective since January 1, 2008. Chindata (Hebei) Co., Ltd. being qualified as a High New Technology Enterprise (“HNTE”) was entitled to the preferential income tax rate of 15% for three years from 2021 to 2023. Datong Qinhuai Data Co., Ltd. being qualified as a HNTE was entitled to the preferential income tax rate of 15% for three years from 2021 to 2023. Beijing Zhonghuanyutong Architectural Design Co., Ltd. being qualified as a HNTE was entitled to the preferential income tax rate of 15% for three years from 2022 to 2024.

Dividends, interests, rent or royalties payable by the Group’s PRC entities, to non-PRC resident enterprises, and proceeds from any such non-resident enterprise investor’s disposition of assets (after deducting the net value of such assets) shall be subject to 10% EIT, namely withholding tax, unless the respective non-PRC resident enterprise’s jurisdiction of incorporation has a tax treaty or arrangements with China that provides for a reduced withholding tax rate or an exemption from withholding tax.

The Group’s Malaysian subsidiaries subject to income tax at the statutory rate of 24% in accordance with Malaysia corporate income tax laws and regulations. Capital gains arising from a disposal of real property for companies in Malaysia shall subject to a tax rate of 10% to 30% in accordance with Malaysian real property gains tax laws and regulations.

The Group’s Indian subsidiaries subject to income tax at the statutory rate of 31.2% in accordance with India corporate income tax laws and regulations.

(Loss) income before income taxes consists of:

	For the year ended December 31,
	2020	2021	2022	2022
	RMB	RMB	RMB	US$
PRC	102,329	677,544	1,152,366	167,077
Non-PRC	(318,335)	(206,708)	(206,350)	(29,918)
	(216,006)	470,836	946,016	137,159

The current and deferred components of income tax expense appearing in the consolidated statements of comprehensive (loss) income are as follows:

	For the year ended December 31,
	2020	2021	2022	2022
	RMB	RMB	RMB	US$
Current income tax expense	59,964	147,818	208,043	30,163
Deferred income tax expense	7,375	6,598	86,343	12,519
	67,339	154,416	294,386	42,682

12. TAXATION (Continued)

Enterprise income tax (Continued)

A reconciliation of the differences between the PRC statutory tax rate and the Company’s effective tax rate for enterprise income tax is as follows:

	For the year ended December 31,
	2020	2021	2022	2022
	RMB	RMB	RMB	US$
(Loss) income before income tax	(216,006)	470,836	946,016	137,159
Income tax computed at the PRC statutory tax rate of 25%	(54,001)	117,709	236,504	34,290
Effect of differing tax rates in different jurisdictions	35,228	24,378	24,703	3,582
Effect of PRC preferential tax rates	(22,350)	(30,191)	(43,280)	(6,275)
Research and development expense super-deduction	(7,557)	(12,232)	(14,627)	(2,121)
Effect of tax rate changes on deferred taxes	5,325	(6,446)	(5,080)	(737)
Non-deductible expenses and non-taxable income, net*	106,892	57,631	65,704	9,526
Change in valuation allowance	3,802	3,567	30,462	4,417
Income tax expense	67,339	154,416	294,386	42,682

* Primarily represents share-based compensation expense, other non-deductible expenses, and income from entities not subject to income tax.

12. TAXATION (Continued)

Deferred tax

The significant components of the Group’s deferred tax assets and liabilities are as follows:

	As of December 31,
	2021	2022	2022
	RMB	RMB	US$
Deferred tax assets
Tax loss carry forward	89,147	117,753	17,073
Unabsorbed capital allowance	73,567	140,940	20,434
Depreciation expense, amortization expense and impairment	82,957	58,648	8,503
Operating lease	59,748	50,014	7,251
Accrued expenses and others	29,212	44,414	6,439
Less: Valuation allowance*	72,606	102,743	14,896
	262,025	309,026	44,804

	As of December 31,
	2021	2022	2022
	RMB	RMB	US$
Deferred tax liabilities
Property and equipment	329,917	485,179	70,344
Acquisition of intangible assets	86,283	79,303	11,498
Debt issuance cost	15,431	6,126	888
Operating lease	63,039	53,398	7,742
Others	7,439	16,559	2,400
	502,109	640,565	92,872
Presentation in the consolidated balance sheets:
Deferred tax assets	30,866	44,596	6,466
Deferred tax liabilities	270,950	376,135	54,534
Net deferred tax liabilities	240,084	331,539	48,068

* Based upon the level of historical taxable income, scheduled reversal of deferred tax liabilities and projections for future taxable income over the periods in which the deferred tax assets are realizable, management recorded full valuation allowance against deferred tax assets of those subsidiaries and VIEs that are in a cumulative loss as of December 31, 2021 and 2022, except for the portion that can be realized by matching reversals of deferred tax liabilities, and/or using future taxable income.

As of December 31, 2022, the aggregate undistributed earnings from the Company’s WFOEs as well as VIEs that are available for distribution are RMB2,195,883 (US$318,373). The Company has considered its operational funding needs, future development initiatives and its dividend distribution plan, and will permanently reinvesting all of its aggregate undistributed earnings. Determination of the amount of unrecognized deferred tax liability related to the earnings that are indefinitely reinvested is not practical.

As of December 31, 2022, the Group had net losses of approximately RMB451,367 (US$65,442) mainly deriving from entities in the PRC and Malaysia. The tax losses in PRC can be carried forward for five years to offset future taxable profit, and the period can be extended to ten years for entities that qualify as HNTE. The tax losses of entities in the PRC will begin to expire in 2023, if not utilized. The tax losses in Malaysia can be carried forward for ten years to offset future taxable profit. The tax losses of entities in Malaysia will begin to expire in 2027, if not utilized. The tax losses in India can be carried forward for eight years to offset future taxable profit. The tax losses of entities in India will begin to expire in 2025, if not utilized.

12. TAXATION (Continued)

Unrecognized Tax Benefit

The Group evaluated its income tax uncertainty under ASC 740-10. ASC 740-10 clarifies the accounting for uncertainty in income taxes by prescribing the recognition threshold a tax position is required to meet before being recognized in the financial statements. The Group elects to classify interest and penalties related to an uncertain tax position, if and when required, as part of income tax expense in the consolidated statements of comprehensive (loss) income. As of and for the years ended December 31, 2020, there was no significant impact from tax uncertainties on the Group’s financial position and result of operations.

As of December 31, 2021 and 2022, the Group had unrecognized tax benefits of RMB63,643 and RMB9,288 (US$1,347), of which RMB63,643 and RMB9,288 (US$1,347), respectively, are presented on a net basis against the deferred tax assets related to tax loss carry forwards on the consolidated balance sheet. It is possible that the amount of unrecognized benefit will further change in the next 12 months; however, an estimate of the range of the possible change cannot be made at this moment. As of December 31, 2021 and 2022, unrecognized tax benefits of RMB63,643 and RMB9,288 (US$1,347), respectively, if ultimately recognized, will impact the effective tax rate.

A reconciliation of the beginning and ending amount of unrecognized tax benefits was as follows:

	As of December 31,
	2021	2022	2022
	RMB	RMB	US$
Balance at the beginning of the year	4,478	63,643	9,227
Increase	59,316	172	25
Decrease	(151)	(54,527)	(7,905)
Balance at the end of the year	63,643	9,288	1,347

The Group recorded interest expense accrued in relation to the unrecognized tax benefits of RMB2,729 and RMB7,998 (US$1,160) in income tax expense for the years ended December 31, 2021 and 2022, respectively. The accumulated interest expense recorded in unrecognized tax benefit were RMB3,288 and RMB11,286 (US$1,636) as of December 31, 2021 and 2022, respectively.

In general, the tax authorities have five to eight years to conduct examinations of the tax filings of the Group’s subsidiaries. Accordingly, the subsidiaries’ tax years of 2017 through 2022 remain open to examination by the respective tax authorities.